Share Options and Stock Compensation Charges	12 Months Ended
Dec. 31, 2011
Share Options and Stock Compensation Charges
10. Share Options and Stock Compensation Charges

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at December 31, 2011 is eight years.

The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2011, December 31, 2010 and December 31, 2009:

	Options Granted Under Plans	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2008	5,222,263	5,222,263	$17.98	$7.24
Granted	932,133	932,133	$21.54	$8.47
Exercised	(489,370)	(489,370)	$9.03	$4.07
Cancelled	(256,804)	(256,804)	$26.60	$10.09
Outstanding at December 31, 2009	5,408,222	5,408,222	$18.99	$7.60
Granted	1,038,327	1,038,327	$24.34	$9.08
Exercised	(1,237,015)	(1,237,015)	$10.64	$4.69
Cancelled	(410,857)	(410,857)	$25.86	$9.91
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Granted	989,449	989,449	$19.66	$8.20
Exercised	(430,340)	(430,340)	$10.84	$4.80
Cancelled	(454,968)	(454,968)	$25.77	$9.87
Outstanding at December 31, 2011	4,902,818	4,902,818	$21.87	$8.61

Vested and exercisable at December 31, 2011	2,368,508	2,368,508	$20.35	$8.08

The weighted average remaining contractual life of options outstanding and options exercisable at December 31, 2011, was 4.68 years and 3.26 years respectively. 854,424 options are expected to vest during the year ended December 31, 2012.

The intrinsic value of options exercised during the year ended December 31, 2011 amounted to $2.9 million.  The intrinsic value of options outstanding and options exercisable at December 31, 2011 amounted to $6.0 million and $5.9 million respectively.  Intrinsic value is calculated based on the market value of the Company’s shares at December 31, 2011.

Non vested shares outstanding as at December 31, 2011 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	989,449	19.66	8.20
Vested	(836,737)	23.00	9.01
Forfeited	(292,076)	26.31	10.00

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Outstanding and exercisable share options:

The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2011:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8.60	328,374	1.13	$8.60	328,374	$8.60
$8.88	17,000	0.09	$8.88	17,000	$8.88
$10.42	20,000	2.04	$10.42	20,000	$10.42
$11.00	455,653	2.09	$11.00	455,653	$11.00
$15.47	810	5.33	$15.47	270	$15.47
$15.84	103,000	5.33	$15.84	41,200	$15.84
$16.80	150,000	7.83	$16.80	-	$16.80
$17.17	30,000	7.85	$17.17	-	$17.17
$17.30	24,000	2.64	$17.30	24,000	$17.30
$18.00	70,000	2.83	$18.00	70,000	$18.00
$18.98	9,000	4.87	$18.98	5,400	$18.98
$19.45	33,000	6.82	$19.45	6,600	$19.45
$20.16	2,000	6.87	$20.16	400	$20.16
$20.28	749,339	7.17	$20.28	1,500	$20.28
$21.25	664,950	3.13	$21.25	523,894	$21.25
$21.76	1,000	3.31	$21.76	800	$21.76
$22.10	11,000	5.56	$22.10	4,400	$22.10
$22.26	574,818	5.15	$22.26	230,383	$22.26
$22.60	2,000	3.65	$22.60	1,600	$22.60
$22.93	10,000	7.56	$22.93	-	$22.93
$23.06	10,000	6.62	$23.06	2,000	$23.06
$23.20	4,000	6.70	$23.20	800	$23.20
$24.25	150,000	6.18	$24.25	-	$24.25
$24.46	651,264	6.17	$24.46	134,962	$24.46
$26.20	2,400	6.38	$26.20	480	$26.20
$26.27	2,000	4.81	$26.27	1,200	$26.27
$27.91	2,000	6.42	$27.91	400	$27.91
$29.45	8,000	6.33	$29.45	1,600	$29.45
$35.33	808,210	4.15	$35.33	489,292	$35.33
$36.05	6,000	4.40	$36.05	4,500	$36.05
$36.20	2,000	4.33	$36.20	1,200	$36.20
$41.25	1,000	4.67	$41.25	600	$41.25
$8.60 - $41.25	4,902,818	4.68	$21.87	2,368,508	$20.35

Options granted at exercise prices ranging from $8.60 to $18.00 have fully vested at December 31, 2011. Substantially all options vest over a five year period from the date of grant.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the years ended December 31, 2011, December 31, 2010 and December 31, 2009 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009

Weighted average fair value	$8.20	$9.08	$8.47

Assumptions:
Expected volatility	45%	45%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.4%	1.5%	0.2%
Expected life	5.0 years	4.05 years	5.11 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group.  Details of RSU’s granted during the year ended December 31, 2011 were as follows:

RSU’s Awarded		Date of Award	Vesting Date	Market Price on Date of Award

100,000		February 10, 2011	February 10, 2016	$22.11

120,000	*	March 3, 2011	March 3, 2014	$20.28

10,000		June 7, 2011	June 7, 2014	$24.60

100,000		October 1, 2011	October 1, 2014	$16.08

5,000		October 27, 2011	October 27, 2014	$17.65

30,000		November 7, 2011	November 7, 2014	$17.17

* includes 100,000 RSU’s awarded to Mr. Peter Gray which are not expected to vest following his retirement as CEO of the Company on September 30, 2011.

The Company also awarded RSU’s in prior periods.  On August 7, 2008 the Company awarded 6,280 RSU’s to certain key employees of the Group.  These RSU’s vested over periods ranging from February 26, 2009 to February 26, 2011.  The market value of the Company’s ordinary shares on date of award was $41.95.  On August 16, 2010 the Company issued 2,512 ordinary shares relating to certain of these RSU awards.  On May 20, 2011 the Company issued a further 3,768 ordinary shares relating to the remaining RSU awards.

The following table summarizes the movement in non-vested RSU’s during the year ended December 31, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	365,000	$19.46
Vested	(1,256)	$41.95

Non vested outstanding at December 31, 2011	365,000	$19.46

The fair value of stock awards vested for the year ended December 31, 2011 totaled $0.1 million (2010: $0.1 million).

Non-cash stock compensation expense

Income from operations for the year ended December 31, 2011 is stated after charging $9.4 million in respect of non-cash stock compensation expense.  Non-cash stock compensation expense for the year ended December 31, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Direct costs	$5,155	$4,049	$3,776
Selling, general and administrative	$4,200	$3,359	$3,577

Total compensation costs	$9,355	$7,408	$7,353

Total non-cash stock compensation expense not yet recognized at December 31, 2011 amounted to $20.6 million.  The weighted average period over which this is expected to be recognized is 3.0 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $0.7 million for the year ended December 31, 2011 (2010: $2.3 million, 2009: $0.5 million).